Short-term investments	12 Months Ended
Dec. 31, 2016
Short-term investments [Text Block]
5.	Short-term investments

As at December 31, 2016, short-term investments consisting of mutual funds (CAD$3 million) and term deposits ($1,650 million) are with a Canadian financial institution having a high credit rating. The term deposits have a maturity date of August 17, 2017, bear interest at 0.40% and are cashable at any time.